united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 333-252816 and 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico 00918__

(Address of principal executive offices) (Zip code)

Maggie Bull, Ultimus Fund Solutions LLC

2 Easton Oval, Suite 300, Columbus OH 43219

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-869-4262

Date of fiscal year end: 6/30

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

DGI Balanced Fund

Annual Report

June 30, 2021

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

To Our Shareholders:

Welcome to the new DGI Balanced Fund. This letter to shareholders represents our first as an investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

As we have noted to you previously, on May 24, 2018, the United States Congress passed the U.S. Economic Growth, Regulatory Relief, and Consumer Protection Act, which rescinded Section 6(a)(1) of the Investment Company Act of 1940. This action had the effect of requiring all Puerto Rico investment companies to either register under the 1940 Act or dissolve on or before May 24, 2021. In order to continue to serve our investors and their retirement needs, Oriental Bank determined to continue the business of the Puerto Rico Diversified Tax Managed Total Return IRA Trust (the “Prior Fund”) in an entirely new, 1940 Act registered fund that materially replicated the predecessor fund: the DGI Balanced Fund. We successfully made the transition to the new fund on May 24, 2021.

The DGI Balanced Fund continues to seek long term positive returns for its shareholders by participating in equity markets while limiting volatility with a majority of the portfolio invested in fixed income securities. The DGI Balanced Fund is intended to have the same investment objective and investment strategies as the Prior Fund and to be managed in the same way as the Prior Fund, except as might otherwise be required by the 1940 Act.

The year-long period ending June 30, 2021, saw very positive returns for equity markets all over the world and particularly in the United States as the economy benefited from substantial stimulus and began to recover from the effects of the health crisis caused by the COVID-19 epidemic. Fixed income investments showed limited returns as interest rates began to rise after a sharp drop earlier.

During the period covered by the accompanying financial statements (which cover the period of the new fund’s commencement of operations on May 24, 2021 through its fiscal year ended June 30, 2021), the Fund had a total return of 0.43%. Because this shareholder report only covers a little over a month of the fund’s activities as a 1940 Act registered fund, we think it is important for shareholders to have broader context of the information contained in this report by understanding not only the performance of the Fund, but also the performance of the Prior Fund, on a combined basis for the fiscal year ended June 30, 2021.1 The combined performance reflected a total return of 19.08% for the year ended June 30. Early in the fiscal year the predecessor fund significantly increased its investment in Puerto Rico bank equities in anticipation of a recovery in the Puerto Rico economy after many difficult years, which contributed to its returns for the year. Participation in the US equity market was also a major factor in the predecessor Fund’s return. Investments in international markets showed a more modest return. Fixed income investments did not meaningfully contribute to prior returns because of the rise in interest rates mentioned above.

The investment outlook for the markets is clouded somewhat by uncertainty from the continuing health crisis and valuation levels for equities that are historically high, but in the Adviser’s opinion the economic outlook is positive. Participation in equity investments has historically been important when seeking to achieve returns that maintain and grow the real value of savings. The fund’s strategy seeks to provide participation in that growth while attempting to cushion the risk of equity market declines with a significant position in fixed income securities.

We look forward to our first full year as a registered investment company, and thank you for your continued investment in the DGI Balanced Fund.

[1]	Although the DGI Balanced Fund has the same investment objectives and investment strategies as the Prior Fund (and is intended to be managed the same as the Prior Fund by the same portfolio manager), it is important to understand that the performance of the Prior Fund is not the performance of the DGI Balanced Fund: it is solely the performance of the Prior Fund, which was achieved as a fund that was not subject to the regulatory requirements of the 1940 Act. Performance may have differed during the period if the Prior Fund had operated as a registered investment company. You should also note that past performance is no indication of future returns.

DGI Balanced Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2021

The Fund’s performance figures* for the period ended June 30, 2021, compared to its benchmark(s):

Six Months	Since Inception (a)
DGI Balanced Fund - Class P Shares	0.43%
DGI Balanced Fund - Class T Shares	0.43%
DGI Balanced Fund - Class NT Shares	0.43%
Blended Benchmark Index (67% Bloomberg Barclays U.S. Aggregate Bond Index /33% S&P 500 Total Return Index)	1.88%
Bloomberg Barclays U.S. Aggregate Bond Index **	1.05%
S&P 500 Total Return Index ***	3.56%

(a)	Inception date is May 24, 2021.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The estimated total annual operating expense ratio for each share class is 1.13% per the Fund’s Prospectus dated May 21, 2021. For performance information current to the most recent month-end, please call 1-877-910-4232.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly into an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of Change in Value of a $10,000 Investment

Since Inception May 24, 2021 through June 30, 2021

Holdings by Type of Investment	% of Net Assets
U.S. Government Agencies	46.8%
Exchange Traded Funds	32.7%
Common Stocks	8.1%
Collateralized Mortgage Obligations	0.2%
Other Assets Less Liabilities	12.2%
100.0%

Please refer to the Portfolio of Investments that follows in this annual report for a detail of the Fund’s holdings.

See accompanying notes to financial statements.

DGI Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 46.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 0.7% (a)
$1,013,767	Federal Home Loan Mortgage Corporation Pool J20654	3.0000	8/1/2027	$1,073,883
388,305	Federal Home Loan Mortgage Corporation Pool P51380	5.5000	3/1/2036	428,519
701,074	Federal Home Loan Mortgage Corporation Pool D97349	6.0000	9/1/2025	786,562
197,727	Federal Home Loan Mortgage Corporation Pool C02554	6.0000	6/1/2036	229,711
137,593	Federal Home Loan Mortgage Corporation Pool C10178	6.5000	5/1/2028	154,424
7,685	Federal Home Loan Mortgage Corporation Pool B70084	7.5000	6/1/2023	7,724
30,664	Federal Home Loan Mortgage Corporation Pool D75702	7.5000	1/1/2026	33,139
35,725	Federal Home Loan Mortgage Corporation Pool D79168	8.0000	2/1/2027	36,516
				2,750,478

	FEDERAL MORTGAGE OBLIGATIONS - 0.0%
2,338	R&G Federal Mortgage Trust Series 1993-1 (b)	0.0000	8/25/2023	—

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.9% (a)
2,225,665	Federal National Mortgage Association Pool AP1217	2.5000	7/1/2027	2,332,847
1,443,584	Federal National Mortgage Association Pool AR5151	2.5000	4/1/2028	1,513,182
1,626,792	Federal National Mortgage Association Pool AX5551	2.5000	10/1/2031	1,705,789
1,088,739	Federal National Mortgage Association Pool AJ1905	3.0000	2/1/2027	1,152,675
757,263	Federal National Mortgage Association Pool AL3274	3.0000	5/1/2027	801,751
609,746	Federal National Mortgage Association Pool AJ1913	3.0000	6/1/2027	644,474
156,785	Federal National Mortgage Association Pool AU2244	3.0000	9/1/2028	166,019
1,603,164	Federal National Mortgage Association Pool AR5202	3.0000	11/1/2028	1,697,663
917,835	Federal National Mortgage Association Pool AR5223	3.0000	2/1/2029	971,985
676,414	Federal National Mortgage Association Pool AS2465	3.0000	4/1/2029	714,993
891,805	Federal National Mortgage Association Pool AS2542	3.0000	4/1/2029	944,043
998,159	Federal National Mortgage Association Pool AV6988	3.0000	5/1/2029	1,057,024
2,209,412	Federal National Mortgage Association Pool AV1451	3.0000	6/1/2029	2,339,766
1,945,647	Federal National Mortgage Association Pool AV6999	3.0000	6/1/2029	2,060,505
1,988,695	Federal National Mortgage Association Pool AV6993	3.0000	6/1/2029	2,106,049
1,096,312	Federal National Mortgage Association Pool AV1452	3.0000	7/1/2029	1,161,040
866,848	Federal National Mortgage Association Pool AV7011	3.0000	9/1/2029	917,707
943,324	Federal National Mortgage Association Pool AV7045	3.0000	2/1/2030	999,103
1,020,134	Federal National Mortgage Association Pool AX5513	3.0000	4/1/2031	1,080,559
930,210	Federal National Mortgage Association Pool AX5544	3.0000	8/1/2031	985,385
643,254	Federal National Mortgage Association Pool AX5567	3.0000	12/1/2031	680,223
919,072	Federal National Mortgage Association Pool BD9019	3.0000	1/1/2032	974,503
986,793	Federal National Mortgage Association Pool AV7076	3.0000	7/1/2045	1,052,785
695,797	Federal National Mortgage Association Pool AX5471	3.0000	7/1/2045	736,999
5,568,577	Federal National Mortgage Association Pool AS8523	3.0000	11/1/2046	5,941,428
1,743,266	Federal National Mortgage Association Pool AX5564	3.0000	12/1/2046	1,859,993
285,816	Federal National Mortgage Association Pool AE1268	3.5000	10/1/2026	305,513
425,781	Federal National Mortgage Association Pool AE1285	3.5000	12/1/2026	457,326
350,040	Federal National Mortgage Association Pool AI9096	3.5000	3/1/2027	374,851
641,871	Federal National Mortgage Association Pool AI9133	3.5000	11/1/2027	692,312
3,477,506	Federal National Mortgage Association Pool AI9098	4.0000	3/1/2042	3,844,425
1,909,034	Federal National Mortgage Association Pool AS3545	4.0000	9/1/2044	2,110,049
2,125,666	Federal National Mortgage Association Pool AV7027	4.0000	11/1/2044	2,349,523
587,728	Federal National Mortgage Association Pool 953131	4.5000	9/1/2039	657,441
841,469	Federal National Mortgage Association Pool 695394	5.0000	6/1/2033	957,676
100,299	Federal National Mortgage Association Pool 931180	5.5000	4/1/2039	111,991
44,445	Federal National Mortgage Association Pool 426650	6.5000	3/1/2024	49,828
127,193	Federal National Mortgage Association Pool 426651	6.5000	3/1/2026	142,648
190,345	Federal National Mortgage Association Pool 567014	6.5000	3/1/2031	213,496
199,844	Federal National Mortgage Association Pool 573448	6.5000	4/1/2031	225,630
274,005	Federal National Mortgage Association Pool 850040	6.5000	6/1/2036	316,375
20,277	Federal National Mortgage Association Pool 179193	7.0000	7/1/2022	20,427
146,972	Federal National Mortgage Association Pool 426648	7.0000	4/1/2024	154,310
189,172	Federal National Mortgage Association Pool 426649	7.0000	2/1/2027	204,287

See accompanying notes to financial statements.

DGI Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 46.8% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.9% (a) (Continued)
$81,860	Federal National Mortgage Association Pool 488061	7.0000	4/1/2029	$90,766
31,726	Federal National Mortgage Association Pool 488076	7.0000	5/1/2029	32,030
44,569	Federal National Mortgage Association Pool 523120	7.0000	1/1/2030	45,828
8,066	Federal National Mortgage Association Pool 179192	7.5000	7/1/2022	8,120
26,140	Federal National Mortgage Association Pool 367023	7.5000	11/1/2026	26,244
12,252	Federal National Mortgage Association Pool 374925	7.5000	3/1/2027	12,301
66,904	Federal National Mortgage Association Pool 426647	7.5000	6/1/2027	72,277
109,122	Federal National Mortgage Association Pool 504137	7.5000	7/1/2029	120,407
104,544	Federal National Mortgage Association Pool 504148	7.5000	8/1/2029	116,946
23,455	Federal National Mortgage Association Pool 523123	7.5000	2/1/2030	23,549
32,191	Federal National Mortgage Association Pool 426646	8.0000	10/1/2024	32,993
37,535	Federal National Mortgage Association Pool 367025	8.0000	12/1/2026	38,427
17,317	Federal National Mortgage Association Pool 426645	8.5000	10/1/2024	17,588
5,137	Federal National Mortgage Association Pool 302501	8.5000	12/1/2024	5,294
43,686	Federal National Mortgage Association Pool 511569	8.5000	7/1/2026	45,986
				50,475,354

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 33.2%
528,365	Government National Mortgage Association Pool 705951	2.5000	8/15/2027	550,577
362,060	Government National Mortgage Association Pool 705956	2.5000	11/15/2027	377,328
39,746	Government National Mortgage Association Pool 711707	2.5000	1/15/2028	41,417
435,400	Government National Mortgage Association Pool 767026	2.5000	2/15/2028	453,734
536,156	Government National Mortgage Association Pool 721979	2.5000	3/15/2028	558,713
431,039	Government National Mortgage Association Pool 722016	2.5000	12/15/2028	449,193
538,658	Government National Mortgage Association Pool 705941	3.0000	4/15/2027	567,184
546,046	Government National Mortgage Association Pool 722012	3.0000	9/15/2028	575,032
479,689	Government National Mortgage Association Pool 722033	3.0000	6/15/2029	504,580
63,098	Government National Mortgage Association Pool 626932	3.0000	4/15/2030	66,346
464,855	Government National Mortgage Association Pool 635142	3.0000	11/20/2031	489,046
772,647	Government National Mortgage Association Pool 767055	3.0000	5/15/2038	831,571
917,307	Government National Mortgage Association Pool 767066	3.0000	6/15/2038	987,376
2,082,016	Government National Mortgage Association Pool 721969	3.0000	11/15/2042	2,241,137
2,162,395	Government National Mortgage Association Pool 711731	3.0000	3/15/2043	2,327,623
1,136,707	Government National Mortgage Association Pool 722008	3.0000	8/15/2043	1,223,500
680,270	Government National Mortgage Association Pool 722020	3.0000	12/15/2043	729,904
2,478,756	Government National Mortgage Association Pool 609214	3.0000	11/20/2044	2,676,298
3,001,368	Government National Mortgage Association Pool 626921	3.0000	3/15/2045	3,230,626
9,320,596	Government National Mortgage Association Pool 626934	3.0000	4/20/2045	10,063,284
6,224,396	Government National Mortgage Association Pool 626941	3.0000	5/15/2045	6,699,807
3,271,611	Government National Mortgage Association Pool 635068	3.0000	4/15/2046	3,521,548
2,500,628	Government National Mortgage Association Pool AE3319	3.0000	7/15/2046	2,691,671
1,646,110	Government National Mortgage Association Pool AW2756	3.0000	9/15/2046	1,771,821
2,009,637	Government National Mortgage Association Pool 635133	3.0000	10/20/2046	2,169,942
2,630,200	Government National Mortgage Association Pool AW3558	3.0000	11/15/2046	2,831,288
1,289,105	Government National Mortgage Association Pool 635153	3.0000	12/20/2046	1,391,962
2,289,875	Government National Mortgage Association Pool 690615	3.0000	6/15/2047	2,464,807
2,522,016	Government National Mortgage Association Pool 690625	3.0000	7/20/2047	2,722,875
617,410	Government National Mortgage Association Pool BC3027	3.0000	3/15/2048	664,658
2,436,712	Government National Mortgage Association Pool AD6371	3.0000	3/15/2048	2,623,037
161,835	Government National Mortgage Association Pool 705899	3.5000	1/15/2026	172,755
382,923	Government National Mortgage Association Pool 711631	3.5000	2/15/2027	408,920
112,028	Government National Mortgage Association Pool 5310	3.5000	2/20/2027	118,751
344,587	Government National Mortgage Association Pool 711651	3.5000	5/15/2027	367,973
1,285,078	Government National Mortgage Association Pool 740018	3.5000	7/15/2027	1,375,229
1,123,520	Government National Mortgage Association Pool 744440	3.5000	10/15/2027	1,202,516
1,583,441	Government National Mortgage Association Pool 722002	3.5000	3/15/2038	1,757,614
2,581,370	Government National Mortgage Association Pool 721997	3.5000	1/15/2039	2,865,226
616,737	Government National Mortgage Association Pool 722009	3.5000	7/15/2040	680,949

See accompanying notes to financial statements.

DGI Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 46.8% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 33.2% (Continued)
$2,223,686	Government National Mortgage Association Pool 705936	3.5000	2/15/2042	$2,468,929
84,290	Government National Mortgage Association Pool 5302	3.5000	2/20/2042	87,736
2,402,540	Government National Mortgage Association Pool 711653	3.5000	5/20/2042	2,666,301
1,824,622	Government National Mortgage Association Pool 722001	3.5000	6/15/2043	2,025,497
1,239,837	Government National Mortgage Association Pool 722010	3.5000	8/15/2043	1,376,441
3,027,023	Government National Mortgage Association Pool 722013	3.5000	9/15/2043	3,360,412
2,335,244	Government National Mortgage Association Pool 722021	3.5000	12/15/2043	2,592,538
4,644,079	Government National Mortgage Association Pool 609103	3.5000	1/15/2044	5,155,947
2,681,526	Government National Mortgage Association Pool 609163	3.5000	7/15/2044	2,977,069
3,178,992	Government National Mortgage Association Pool 609200	3.5000	10/15/2044	3,529,399
839,339	Government National Mortgage Association Pool BJ1536	3.5000	9/20/2048	931,358
1,167,812	Government National Mortgage Association Pool BJ1540	3.5000	9/20/2048	1,295,865
1,217,483	Government National Mortgage Association Pool BJ9893	3.5000	12/20/2048	1,351,803
1,363,743	Government National Mortgage Association Pool BJ9892	3.5000	1/15/2049	1,514,279
39,795	Government National Mortgage Association Pool 5127	4.0000	7/20/2026	42,047
1,969,957	Government National Mortgage Association Pool 705892	4.0000	11/15/2040	2,249,955
563,240	Government National Mortgage Association Pool 705937	4.0000	1/15/2042	628,368
711,174	Government National Mortgage Association Pool 722011	4.0000	8/15/2043	810,280
4,064,288	Government National Mortgage Association Pool BE1665	4.0000	5/20/2048	4,577,608
3,328,649	Government National Mortgage Association Pool BG5690	4.0000	9/15/2048	3,803,643
3,422,720	Government National Mortgage Association Pool BJ9877	4.0000	11/15/2048	3,906,402
2,455,879	Government National Mortgage Association Pool BJ9885	4.0000	12/15/2048	2,806,037
1,461,803	Government National Mortgage Association Pool 678638	4.5000	8/15/2039	1,706,999
134,920	Government National Mortgage Association Pool 719894	4.5000	9/15/2039	149,939
1,912,092	Government National Mortgage Association Pool 678641	4.5000	9/15/2039	2,230,717
752,210	Government National Mortgage Association Pool 678645	4.5000	10/15/2039	877,050
532,740	Government National Mortgage Association Pool 705894	4.5000	11/15/2040	616,073
826,302	Government National Mortgage Association Pool 678639	5.0000	8/15/2039	963,820
1,068,969	Government National Mortgage Association Pool 678642	5.0000	9/15/2039	1,246,802
469,365	Government National Mortgage Association Pool 678646	5.0000	10/15/2039	539,298
386,343	Government National Mortgage Association Pool 678660	5.0000	3/15/2040	441,083
4,350	Government National Mortgage Association Pool G2765146	5.0000	6/20/2061	4,892
540,431	Government National Mortgage Association Pool 678643	5.5000	11/15/2039	624,129
113,618	Government National Mortgage Association Pool 548539	6.0000	10/15/2031	127,660
118,798	Government National Mortgage Association Pool 636427	6.0000	11/15/2034	133,178
110,492	Government National Mortgage Association Pool 636567	6.0000	7/15/2035	124,129
69,782	Government National Mortgage Association Pool 643754	6.0000	10/15/2035	78,295
183,452	Government National Mortgage Association Pool 592885	6.0000	5/15/2036	206,093
1,991,707	Government National Mortgage Association Pool 655703	6.0000	8/15/2037	2,371,623
10,413	Government National Mortgage Association Pool 406062	7.5000	1/15/2025	10,458
9,245	Government National Mortgage Association Pool 406065	7.5000	1/15/2025	9,285
16,359	Government National Mortgage Association Pool 439194	7.5000	8/15/2025	16,429
36,740	Government National Mortgage Association Pool 385183	7.5000	1/15/2026	37,505
41,137	Government National Mortgage Association Pool 308007	8.0000	8/15/2021	41,520
3,987	Government National Mortgage Association Pool 319251	8.0000	3/15/2022	4,001
36,527	Government National Mortgage Association Pool 325279	8.0000	9/15/2022	37,915
89,652	Government National Mortgage Association Pool 425509	8.0000	9/15/2025	96,759
477	Government National Mortgage Association Pool 306003	8.5000	8/15/2021	477
				130,301,861

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $170,993,956)			183,527,693

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
5,000	CFSC Mortgage Trust Series 1 1R (b)	8.0000	3/25/2023	—
476,581	CFSC Mortgage Trust Series 1 1ZZ (b)	3.7700	3/25/2023	476,581
1,561,251	Federal National Mortgage Association Series 2011-M1 X	5.9095	7/25/2038	290,360
143,673	Government National Mortgage Association Series IGCT 4 Z (b)	7.5000	2/1/2022	143,673
740,220	Lehman Brothers Grantor Trust Series 1993-3 E (b)	0.9915	10/24/2023	—
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $769,575)			910,614

See accompanying notes to financial statements.

DGI Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021

Shares		Value ($)
	EXCHANGE TRADED FUNDS - 32.7%
	EQUITY FUNDS - 32.7%
139,300	iShares MSCI EAFE ETF	$10,987,984
160,000	iShares MSCI Emerging Markets ETF	8,824,000
150,000	iShares Russell 2000 Index Fund	34,405,500
113,400	SPDR S&P 500 ETF Trust	48,542,004
30,500	SPDR S&P China ETF	4,047,350
201,000	Vanguard FTSE Emerging Markets ETF	10,916,310
156,000	Vanguard MSCI Europe ETF	10,492,560
	TOTAL EXCHANGE TRADED FUNDS (Cost - $104,695,410)	128,215,708

	COMMON STOCKS - 8.1%
	BANKING - 8.1%
685,000	First BanCorporation	8,165,200
313,000	Popular, Inc.	23,490,650
	TOTAL COMMON STOCKS (Cost - $14,541,113)	31,655,850

	TOTAL INVESTMENTS - 87.8% (Cost - $291,000,054)	$344,309,865
	OTHER ASSETS LESS LIABILITIES - 12.2%	47,820,525
	TOTAL NET ASSETS - 100.0%	$392,130,390

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $620,254 or 0.2% of net assets.

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021

ASSETS
Investment securities:
At cost	$291,000,054
At value	$344,309,865
Cash	47,227,416
Interest receivable	771,335
Prepaid expenses & other assets	303,092
TOTAL ASSETS	392,611,708

LIABILITIES
Payable for Fund shares redeemed	9,000
Advisory fees payable	381,492
Administration fees payable	32,316
Trustees fees payable	6,403
Accrued expenses and other liabilities	52,107
TOTAL LIABILITIES	481,318
NET ASSETS	$392,130,390

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$338,010,550
Accumulated earnings	54,119,840
NET ASSETS	$392,130,390

Net Asset Value Per Share:
Class P Shares
Net Assets	$236,301,186
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	20,413,781
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.58

Class T Shares
Net Assets	$130,443,403
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,268,865
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.58

Class NT Shares
Net Assets	$25,385,801
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,193,055
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.58

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF OPERATIONS
For the Period* Ended June 30, 2021

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld: $14,085)	$761,722
Interest	579,267
TOTAL INVESTMENT INCOME	1,340,989

EXPENSES
Investment advisory fees	381,492
Administrative services fees	32,316
Audit and tax fees	17,973
Legal fees	12,493
Trustees fees and expenses	6,403
Transfer agent fees	4,425
Registration fees	4,070
Compliance officer fees	3,436
Custodian fees	3,123
Insurance fees	1,374
Printing and postage expenses	1,041
Other expenses	10,575
TOTAL EXPENSES	478,721

NET INVESTMENT INCOME	862,268

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(52,239)

Net change in unrealized appreciation on:
Investments	591,642

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	539,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,401,671

*	DGI Balanced Fund commenced operations on May 24, 2021.

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF CHANGES IN NET ASSETS

Period* Ended
June 30,
2021
FROM OPERATIONS
Net investment income	$862,268
Net realized loss from investments	(52,239)
Net change in unrealized appreciation on investments	591,642
Net increase in net assets resulting from operations	1,401,671

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from contribution in-kind
Class P Shares	236,498,768
Class T Shares	131,075,028
Class NT Shares	25,546,005
Proceeds from shares sold:
Class P Shares	694,972
Class T Shares	477
Class NT Shares	95
Payments for shares redeemed:
Class P Shares	(1,833,403)
Class T Shares	(1,101,044)
Class NT Shares	(252,179)
Net increase in net assets from shares of beneficial interest	390,628,719

TOTAL INCREASE IN NET ASSETS	392,030,390

NET ASSETS
Beginning of period	100,000
End of period	$392,130,390

SHARE ACTIVITY
Class P Shares:
Shares issues in connection with Contribution in-kind	20,503,647
Shares Sold	59,979
Shares Redeemed	(158,541)
Net increase in shares of beneficial interest outstanding	20,405,085

Class T Shares:
Shares issues in connection with Contribution in-kind	11,363,656
Shares Sold	41
Shares Redeemed	(94,832)
Net increase in shares of beneficial interest outstanding	11,268,865

Class NT Shares:
Shares issues in connection with Contribution in-kind	2,214,735
Shares sold	8
Shares redeemed	(21,688)
Net increase in shares of beneficial interest outstanding	2,193,055

*	DGI Balanced Fund commenced operations on May 24, 2021.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class P Shares
Period* Ended
June 30,
2021
Net asset value, beginning of period	$11.53
Activity from investment operations:
Net investment income (1,2)	0.03
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.05
Net asset value, end of period	$11.58
Total return (3)	0.43%
Net assets, end of period (000’s)	$236,301
Ratio of expenses to average net assets (4,5)	1.17%
Ratio of net investment income to average net assets (2,4,5)	2.10%
Portfolio Turnover Rate (6)	0%

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class T Shares
Period* Ended
June 30,
2021
Net asset value, beginning of period	$11.53
Activity from investment operations:
Net investment income (1,2)	0.03
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.05
Net asset value, end of period	$11.58
Total return (3)	0.43%
Net assets, end of period (000’s)	$130,443
Ratio of expenses to average net assets (4,5)	1.17%
Ratio of net investment income to average net assets (2,4,5)	2.10%
Portfolio Turnover Rate (6)	0%

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class NT Shares
Period* Ended
June 30,
2021
Net asset value, beginning of period	$11.53
Activity from investment operations:
Net investment income (1,2)	0.03
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.05
Net asset value, end of period	$11.58
Total return (3)	0.43%
Net assets, end of period (000’s)	$25,386
Ratio of expenses to average net assets (4,5)	1.17%
Ratio of net investment income to average net assets (2,4,5)	2.10%
Portfolio Turnover Rate (6)	0%

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.	ORGANIZATION

The DGI Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class P, Class T and Class NT shares. The Fund commenced investment operations on May 24, 2021. The Fund’s investment objective is to seek long-term capital appreciation and current income. Investment in the Fund is intended for residents of Puerto Rico.

As of the close of business on May 21, 2021, all of the assets of the Puerto Rico Diversified Tax Managed Total Return IRA Trust were acquired by the Fund. The net asset value of the Fund’s shares on the close of business May 21, 2021, after the reorganization, and the value of in-kind capital contributions of securities and cash valued was as follows:

	Net Asset
Share	Value Per	Capital
Class	Share	Contribution	Shares Issued
Class P	$11.53	$236,498,768	20,503,647
Class N	11.53	131,075,028	11,363,656
Class NT	11.53	25,546,005	2,214,735

Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in tax treatment. All classes of shares of the Fund have equal voting privileges with respect to the Fund. The Fund’s income, expenses and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of such class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) .. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – The Fund’s assets will be valued based upon market quotations when such quotations are available. A security listed or traded on any exchange in the United States will be valued at its last sales price on the principal exchange on which it is traded prior to the time the assets of the Fund are valued. If no sale is reported at that time or the security is traded in the over-the-counter (“OTC”) market, the most recent bid will be used for purposes of the valuation. Assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Fund’s investment adviser, pursuant to procedures approved by the Fund’s board. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of the Trust based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. These prices may change depending on market conditions.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Fund’s assets and liabilities measured at fair value:

DGI Balanced Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$183,527,693	$—	$183,527,693
Collateralized Mortgage Obligations	—	290,360	620,254	910,614
Exchange Traded Funds	128,215,708	—	—	128,215,708
Common Stocks	31,655,850	—	—	31,655,850
Total	$159,871,558	$183,818,053	$620,254	$344,309,865

*	Refer to the Portfolio of Investments for classification.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

Collateralized
Mortgage
Obligations
Beginning Balance	$—
Securities received in reorganization	620,677
Total realized gain/(loss)	—
Unrealized Appreciation/(Depreciation)	(423)
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$620,254

These securities were valued based on non-executable broker quotes. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions - The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions will be reinvested in shares of the Fund, unless otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.

Dividends consisting of Ordinary Dividends to individual shareholders will be distributed net of the 15% tax imposed by the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), which will be automatically withheld at source by the Fund. All dividend distributions by the Fund to a tax advantaged account, such as a Puerto Rico tax-qualified retirement plan or IRA account, will be made on a gross basis, without any tax withholding, and will be reinvested automatically in shares of the Fund. Such distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Tax Information –The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended June 30, 2021, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $66 and $3,351,325, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust, a separately identifiable division of Oriental Bank, the “Adviser”, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.93% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $381,492 in advisory fees for the period ended June 30, 2021.

The distributor of the Fund is Oriental Financial Services LLC (the “Distributor”).

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of June 30, 2021, Pershing, holding shares for the benefit of others in nominee name, held approximately 99.6% of the voting securities of the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of DGI Investment Trust and the

Shareholders of DGI Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the DGI Balanced Fund, a series of shares of beneficial interest in the DGI Investment Trust (the “Fund”), as of June 30, 2021, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 24, 2021 (commencement of operations) to June 30, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, and the results of its operations, the changes in its net assets and its financial highlights for the period of May 24, 2021 (commencement of operations) to June 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the DGI Investment Trust since 2021.

Philadelphia, Pennsylvania

August 30, 2021

DGI Balanced Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of the DGI Balanced Fund, you incur ongoing costs, including management fees and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021* through June 30, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
		Beginning
		Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period	Account Value	During Period
	Expense Ratio	5/24/2021	6/30/2021	5/24/21-6/30/21	6/30/2021	1/1/21-6/30/21

Class P*	1.17%	$1,000.00	$1,004.80	$1.19	$1,018.99	$5.86
Class N*	1.17%	$1,000.00	$1,004.80	$1.19	$1,018.99	$5.86
Class NT*	1.17%	$1,000.00	$1,004.80	$1.19	$1,018.99	$5.86

*	The DGI Balanced Fund commenced operations on May 24, 2021. “Actual” expense information is for the period from May 24, 2021 (date of initial investment) to June 30, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 37/365 (to reflect the period from initial investment to June 30, 2021). “Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

DGI Balanced Fund
TRUSTEES AND OFFICERS (Unaudited)
June 30, 2021

The current trustees and officers of the Trust, their years of birth, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below. The address of each trustee and officer, with the exception of Lynn Bowley, is: DGI Investment Trust c/o Oriental Trust, 254 Muñoz Rivera Avenue, 10th Floor, San Juan, Puerto Rico 00918. The address of Lynn Bowley is: 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee During Past Five Years
Independent Trustees of the Trust[1]
Angel E. Vazquez Hernandez (1968)	Trustee	Since May 2021	President of Pan Pepin, Inc. (bread company) since January 2021; President of B. Fernandez & Hnos., Inc. (product distribution company) from June 2003 to January 2021.	1	Fundación Rafael Hernández Colón (non-profit) since May 2010.

Iván C. López Morales (1966)	Trustee	Since May 2021	Senior Vice President of Assurant Inc. (insurance company) since April 2017; Chief Executive Officer of Lopez Consulting since December 2020; President of ESOPO Corporation (real estate company) since August 2005.	1	Caribbean American Life Assurance Company (subsidiary of Assurant Inc.) since May 1998; Caribbean American Property Insurance Company (subsidiary of Assurant Inc.) since May 1998; Director of various other, non-public subsidiaries of Assurant Inc. until May 2021.

Joshua Aaron Sigmon (1981)	Trustee	Since May 2021	Principal of MHR Fund Management LLC (private equity firm) since September 2018; Head of Special Opportunities of Axar Capital LP (investment firm) from September 2016 to September 2018; Managing Director of Fortress Investment Group LLC (credit fund) from March 2015 to July 2016.	1	Planet Financial Group, LLC (mortgage servicer) since October 2019; Momental Investments LLC (investment firm) since October 2019; SCPG Hold Co(pharmacy company) since September 2019; Terra Capital Partners (asset manager) from July 2017 to December 2018.

DGI Balanced Fund
TRUSTEES AND OFFICERS (Unaudited) (Continued)
June 30, 2021

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee During Past Five Years
Interested Trustee of the Trust
Carlos Alberto González [2,3] (1951)	Chair of the Board, Trustee and Portfolio Manager	Since January 2021	Consultant with OFG Bancorp* (bank holding company) since September 1998.	1	Scenic Hudson (non-profit land trust) since October 2009; Empresas Caparra (private family real estate business) since January 1995.
Officers of the Trust
José R. Fernández Martínez (1963)	President, Principal Executive Officer and Chief Executive Officer	Since May 2021	President, Chief Executive Officer, and Vice Chairman of the Board of OFG Bancorp* and Oriental Bank* (commercial bank) since 2004; President of Oriental Insurance LLC* (insurance company) since 2004; Chairman of Oriental Pension Consultants* (retirement plan administrator) since 2004; President and Chief Executive Officer of Oriental International Bank, Inc.* (international bank) since 2004; President of OFG Ventures LLC* (private investment company) since 2019.	N/A	N/A

Maritza Arizmendi Diaz (1968)	Principal Financial Officer, Chief Financial Officer and Treasurer	Since May 2021	Chief Financial Officer of OFG Bancorp* and Oriental Bank* since March 2017; Director of Oriental International Bank, Inc.* since June 2020; Chief Financial Officer and Treasurer of OFG Ventures LLC* since June 2020.	N/A	N/A

Hugh González Robison [3] (1979)	Chief Legal Officer, General Counsel and Secretary	Since May 2021	General Counsel at OFG Bancorp* and Oriental Bank* since January 2021; Secretary of Oriental Financial Services LLC* since 2017; Assistant Secretary of OFG Bancorp* and Oriental Bank* since 2014; Secretary of OFG USA LLC* (commercial lender) since 2017; Secretary of OFG Ventures LLC* since 2019; Deputy General Counsel at Oriental Bank* from July 2012 to December 2020.	N/A	N/A

N. Lynn Bowley (1958)	Chief Compliance Officer	Since May 2021	Senior Vice President and Senior Compliance Officer of Northern Lights Compliance Services, LLC since January 2007.	N/A	N/A

1	The trustees of the Trust who are not “interested persons” of the Trust as defined under section 2(a)(19) of the 1940 Act (independent trustees).

2	Mr. González is an “interested person” of the Trust as defined by the 1940 Act because he is an affiliated person of the adviser.

3	Mr. González is the uncle of Hugh González Robison, the Fund’s General Counsel and Secretary.

*	Denotes an affiliate of the Fund.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request by calling toll-free at 1-787-620-0000.

DGI Balanced Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

Board Approval of Investment Advisory Agreement

At a meeting held on May 5, 2021 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of DGI Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the Investment Advisory Agreement (the “Agreement”) to be entered into by and between the Trust, on behalf of the DGI Balanced Fund (the “Fund”), and Oriental Trust, a separately identifiable division of Oriental Bank (“Oriental Trust” or the “Adviser”).

Prior to making this approval, the Board considered the materials and presentations related to the Agreement provided by the Adviser, which included the qualifications of Oriental Trust to serve as investment adviser to the Fund and other information requested by the Independent Trustees in advance of, and at, the Meeting. Additionally, the Trustees received assistance and advice from counsel to the Trust and the Independent Trustees (“Counsel”) regarding legal and industry standards in connection with their duties and responsibilities when approving an investment advisory agreement, including the specific duties imposed on the Board under the 1940 Act. The Independent Trustees also met separately with Counsel.

The Trustees noted that the Trust is a newly formed investment vehicle designed to replace the investment activities of the Puerto Rico Diversified Tax Managed Total Return IRA Trust (the “Predecessor Trust”), and that the Adviser has provided investment advisory services to the Predecessor Trust for over 30 years. The Trustees were also provided with an overview of the investment advisory experiences of Mr. Carlos González, a consultant of the Adviser who would serve as the portfolio manager of the Fund and would provide all significant advisory services to the Fund under the Agreement. The Board also considered the Adviser’s explanation that the Fund will have limited distribution and will only be made available to independent retirement accounts in Puerto Rico. The Board noted that the Adviser would be the Trust Department of Oriental Bank, which is a wholly owned subsidiary of OFG Bancorp (“OFG”), a publicly traded financial holding company. The Trustees also considered that the proposed Adviser does not advise any other registered or private funds and that Mr. González does not manage or co-manage any other accounts. The Board considered, in consultation with the Chief Legal Officer and Chief Compliance Officer of the Trust, the Adviser’s compliance program, as well as the disaster recovery and business continuity programs of OFG as applicable to the services to be provided by the Adviser to the Fund. The Trustees also considered the Adviser’s cybersecurity program and proposed insurance coverage.

The Trustees noted the Adviser’s proposal with respect to Fund performance benchmarks and the Adviser’s explanation that the Fund’s comparative peer group would be the funds comprising the independent Morningstar category “Allocation – 30% to 50% equity.” The Board also considered the performance data provided for the Predecessor Trust for various periods ended March 31, 2021.

DGI Balanced Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2021

The Trustees considered that the advisory services would be provided by Oriental Trust to the Fund for an annual management fee equal to 0.93% of the average net assets of the Fund, for an initial term of two years. The Board considered that there were no anticipated fee waivers or expense reimbursements. The Trustees evaluated the proposed management fee against the peer group average of 0.34% and the peer group median of 0.30% and considered that the highest in the peer group is 1.25%. The Board considered the Adviser’s explanation that, although the fee payable to the Adviser is higher than the median and average of the Fund’s peer group, and falls within the twentieth percentile of comparable funds, it is significantly lower than the highest fee in such peer group. The Trustees also noted the unique role the Fund would play in acting solely as an investment vehicle for Puerto Rico qualified individual investment accounts and that, due to this unique role, it was difficult to find a significant number of fully comparable peer funds. The Trustees then reviewed the estimated profitability to the Adviser for the anticipated services and considered the costs incurred by the Adviser or its affiliates related to the launch of the Fund.

The Trustees considered economies of scale that may be realized by the Adviser as the Fund grows larger and the extent to which these economies would be shared with the Fund’s shareholders, and concluded that economies of scale were not a significant factor with regard to the management fee at this time given the anticipated assets in the Fund and the fact that it’s a newly formed investment vehicle. The Board also considered other actual and potential benefits (often called “fall-out benefits”) that may accrue to the Adviser from managing the Fund.

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of independent counsel—approved the Agreement and concluded that the investment advisory fee structure provided for in the Agreement was fair and reasonable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-4232 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-910-4232.

INVESTMENT ADVISER
Oriental Trust
254 Munoz Rivera Avenue, 10th Floor
San Juan, Puerto Rico 00918

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

DGIPR-AR-21

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Ivan C. Lopez Morales is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Lopez is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $10,000

(b)	Audit-Related Fees

2021 – N/A

(c)	Tax Fees

2021 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - $0

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2021
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)    Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGI Investment Trust

By (Signature and Title)

/s/ Jose R. Fernandez Martinez

Jose R. Fernandez Martinez, Principal Executive Officer/President

Date 9/2/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jose R. Fernandez Martinez

Jose R. Fernandez Martinez, Principal Executive Officer/President

Date 9/2/21

By (Signature and Title)

/s/ Maritza Arizmendi Diaz

Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date 9/2/21